PAINEWEBBER TACTICAL ALLOCATION FUND                          SEMIANNUAL REPORT

Dear Shareholder,                                                April 16, 2001

We present you with the semiannual report for the PaineWebber Tactical Allocation Fund (the "Fund") for the six-month period ended February 28, 2001.

MARKET REVIEW

Dramatic changes in the economic and monetary climate during the reporting period prompted a sharp correction in stock prices and a rally for bonds. Amid growing concerns that economic growth was slowing, equity investors feared that there would be further deterioration of corporate profits that began earlier in the year. The Dow Jones Industrial Average lost 5.62% for the period while the S&P 500 Index, reflecting the broader market, lost 17.83%. Within the S&P 500, the telecommunications and technology sectors posted the worst returns. The Nasdaq Composite Index, reflecting these holdings and concentrating in dot com enterprises, declined 48.84% for the period.

     The fiscal period as a whole was marked by increasingly volatile price swings in the equity markets. As the slowdown in growth became more pronounced, the Federal Reserve Board (the "Fed") shifted from a tightening monetary policy toward an easing monetary policy as evidenced by lower targets for the Federal Funds rate. The Fed slashed rates twice in January 2001, including the unusual move of announcing one cut outside its regularly scheduled Federal Open Market Committee Meeting. That was followed by another 50 basis point (a basis point equals 1/100th of one percent) rate cut at its March 20 session, dropping the Federal Funds rate to 5.0%, the lowest rate in almost two years.

PORTFOLIO HIGHLIGHTS

     The Fund outperformed the S&P 500 Index for the reporting period, with the allocation shifts dictated by our Model helping to avoid some of the significant losses sustained by the Index. Before the deduction of sales charges, Class A shares of the Fund outperformed the Index by 634 basis points.

     The Fund's equity allocation changed several times during the reporting period, when the Fund's Tactical Allocation Model (see "How the Fund Works") dictated a shift in the allocation between equities and bonds or cash. The Fund held steady at a 50% allocation in equities for the months of September through November. The equity allocation moved briefly to 75% in December 2000, then ended the period with January and February at 100%. This move to a 100% allocation in equities was prompted primarily by a decline in short-term rates; the decline was in anticipation of an easing by monetary authorities, as evidence of an economic slowdown mounted. Although a month by month analysis indicates that there was a slight negative impact in December and February, the Model's allocation helped Fund performance against the S&P 500 Index in four of these six months.

[SIDENOTE]
PAINEWEBBER TACTICAL ALLOCATION FUND

INVESTMENT GOAL:
Total return consisting of long-term capital appreciation and current income

PORTFOLIO MANAGER:
Kirk Barneby
Brinson Advisors, Inc.

COMMENCEMENT:
May 10,1993 (Class A)
January 30, 1996
(Class B)
July 22, 1992 (Class C)
May 10,1993 (Class Y)

DIVIDEND PAYMENTS:
Annually

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 2/28/01

                                         6 Months     1 Year     5 Years    Inception(0)
                         CLASS A*         -11.49%      -4.69%      16.52%      16.03%
Before Deducting         CLASS B**        -11.86       -5.44       15.64       15.73
Maximum Sales Charge     CLASS C+         -11.87       -5.43       15.65       14.73
                         CLASS Y++        -11.35       -4.41       16.84       16.35

                         CLASS A*         -15.48       -8.99       15.46       15.35
After Deducting          CLASS B**        -15.82       -9.69       15.42       15.51
Maximum Sales Charge     CLASS C+         -12.66       -6.28       15.65       14.73

S&P 500 Index                             -17.83       -8.19       15.90       15.66

Lipper Flexible                            -9.51       -3.18       10.75       10.66
Portfolio Funds Median

Past performance is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on May 10, 1993 for Class A shares, January 30, 1996 for Class B shares, July 22, 1992 for Class C shares and May 10, 1993 for Class Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the inception of the oldest share class: July 31, 1992.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the UBS PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

HOW THE FUND WORKS

The Fund attempts to outperform the S&P 500 Index (the "Index") over the long term, with less volatility over the course of a full market cycle, by shifting assets between stocks and bonds or cash based on the Tactical Allocation Model (the "Model"). Management employs the Model to determine the Fund's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (generally five-year U.S. Treasury notes) or cash (generally 30-day U.S. Treasury bills).

   The Model is a systematic, quantitative approach to calculating the risk premium of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Constant Maturity Treasury [CMT] yield) to determine the Equity Risk Premium (ERP) and Bond Risk Premium (BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Portfolio will invest in the stock market in order to take advantage of the return potential that stocks provide.

THE FUND'S EQUITY ALLOCATION IS BASED ON THE FOLLOWING ERP DECISION RULES:

       IF THE ERP IS...               THEN % HELD IN STOCKS IS...
-------------------------------------------------------------------------------
     >  or = 5.5%                              100%
     >  or = 5.0%                               75%
     >  or = 4.5%                               50%
     >  or = 4.0%                               25%
        < 4.0%                                   0%

Once the equity allocation decision is made, that percentage of assets is invested in an S&P 500 Index portfolio. The balance of the portfolio (if any) is invested in either bonds or cash. The bond-or-cash decision is based on the bond risk premium (BRP). The BRP is the yield to maturity on the 5-year Treasury note minus the rate of risk-free return, measured as the yield-to-maturity of the one-year CMT yield.

    IF THE BRP IS...       THEN THE FIXED INCOME ALLOCATION (IF ANY) IS...
---------------------------- ---------------------------------------------------
    > or = 0.5%                    100% 5-year Treasury notes (Bonds)
      < 0.5%                       100% 30-day Treasury bills (Cash)

Of course, as with all investment disciplines, there is no guarantee that the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.

[CHART]

TACTICAL ALLOCATION MODEL'S EXIT/ENTRY STRATEGY FOR SEMIANNUAL
PERIOD ENDED 2/28/01

Month-End Price, S&P 500 Index
September-00           1436.51
October-00             1429.41
November-00            1314.95
December-00            1320.28
January-01             1366.01
February-01            1239.94

Allocation %
September-00                50
October-00                  50
November-00                 50
December-00                 25
January-01
February-01

                          Stocks         Cash
September-00                50            50
October-00                  50            50
November-00                 50            50
December-00                 75            25
January-01                 100
February-01                100

PORTFOLIO STATISTICS

CHARACTERISTICS(1)                      2/28/01            8/31/00
-------------------------------------------------------------------------------
Net Assets ($bln)                        $2.9               $3.0
Number of Securities                      468                473
Equity Risk Premium*                     6.64%              5.05%
Bond Risk Premium*                       0.32%              0.16%
Stocks                                    100%                76%
Bonds                                       0%                 0%
Cash                                        0%                24%

TOP FIVE EQUITY SECTORS(1)        2/28/01                              8/31/00
-------------------------------------------------------------------------------
Financials                         21.6%  Technology                   22.0%
Technology                         17.1   Financials                   14.5
Healthcare                         13.8   Consumer Cyclicals            8.3
Consumer Cyclicals                 13.7   Healthcare                    7.9
Energy                              8.6   Utilities                     6.2
-------------------------------------------------------------------------------
Total                              74.8%  Total                        58.9%


TOP TEN EQUITY HOLDINGS(1)        2/28/01                              8/31/00
-------------------------------------------------------------------------------
General Electric                    4.2%  General Electric              3.3%
Microsoft                           2.8   Intel                         2.9
Pfizer                              2.6   Cisco Systems                 2.7
Exxon Mobil                         2.5   Microsoft                     2.1
Citigroup                           2.2   Exxon Mobil                   1.6
Wal-Mart Stores                     2.0   Pfizer                        1.6
Intel                               1.7   Citigroup                     1.5
AOL Time Warner                     1.7   Oracle                        1.5
American Int'l Group                1.7   IBM                           1.3
Merck & Co.                         1.7   EMC                           1.2
-------------------------------------------------------------------------------
Total                              23.1%  Total                        19.7%

(1) Weightings represent percentages of net assets as of the dates indicated. Changes in sector weightings and stock holdings reflect changes in the S&P 500 Index for the six-month period ended 2/28/01. Weightings also reflect the Fund's current stock allocation.

* The Tactical Allocation Model is run on the first business day of each month. The ERP and BRP percentages in the 2/28/01 column are the numbers that were run on 3/01/01.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Tactical Allocation Fund or another fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor.

Sincerely,

/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Brinson Advisors, Inc.


/s/ T. Kirkham Barneby

T. KIRKHAM BARNEBY
Managing Director and
Chief Investment Officer -
Quantitative Investments
Brinson Advisors, Inc.

      This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended February 28, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

PLEASE NOTE THAT MITCHELL HUTCHINS ASSET MANAGEMENT INC. HAS CHANGED ITS NAME TO BRINSON ADVISORS, INC. EFFECTIVE MAY 1, 2001.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE RESULTS (UNAUDITED)

                                            NET ASSET VALUE                                TOTAL RETURN(1)
                                ------------------------------------------      --------------------------------------
                                                                                    12 MONTHS            6 MONTHS
                                02/28/01        08/31/00      02/29/00            ENDED 02/28/01       ENDED 02/28/01
----------------------------------------------------------------------------------------------------------------------
Class A Shares                    $28.13          $35.59        $33.05                 (4.69)%            (11.49)%
Class B Shares                     27.65           34.92         32.55                 (5.44)             (11.86)
Class C Shares                     27.84           35.14         32.75                 (5.43)             (11.87)

PERFORMANCE SUMMARY CLASS A SHARES

                                      NET ASSET VALUE
                                 -----------------------    CAPITAL GAINS           DIVIDENDS             TOTAL
PERIOD COVERED                   BEGINNING        ENDING     DISTRIBUTED              PAID                RETURN(1)
----------------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                 $12.90          $13.49       $0.0440               $0.1980                6.48%
1994                               13.49           12.20        0.9720                0.2340               (0.59)
1995                               12.20           15.16        1.0555                0.2407               35.12
1996                               15.16           18.21        0.0811                0.1358               21.53
1997                               18.21           23.73        0.1769                0.1204               32.00
1998                               23.73           29.52        0.5825                0.1745               27.77
1999                               29.52           34.24        0.6966                0.0202               18.49
2000                               34.24           29.90        2.9116                0.7711               (2.21)
01/01/01-02/28/01                  29.90           28.13           --                    --                (5.92)
----------------------------------------------------------------------------------------------------------------------
                                                     Totals:   $6.5202              $1.8947
----------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 02/28/01:      219.61%
----------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES

                                      NET ASSET VALUE
                                 -----------------------    CAPITAL GAINS           DIVIDENDS             TOTAL
PERIOD COVERED                   BEGINNING        ENDING     DISTRIBUTED              PAID                RETURN(1)
----------------------------------------------------------------------------------------------------------------------
01/30/96-12/31/96                 $15.54          $18.18       $0.0811               $0.0879               18.06%
1997                               18.18           23.63        0.1769                0.0116               31.05
1998                               23.63           29.32        0.5825                0.0177               26.77
1999                               29.32           33.76        0.6966                  --                 17.59
2000                               33.76           29.43        2.9116                0.5150               (2.96)
01/01/01-02/28/01                  29.43           27.65          --                    --                 (6.05)
----------------------------------------------------------------------------------------------------------------------
                                                     Totals:   $4.4487               $0.6322
----------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 02/28/01:      110.26%
----------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                      NET ASSET VALUE
                                 -----------------------    CAPITAL GAINS           DIVIDENDS             TOTAL
PERIOD COVERED                   BEGINNING        ENDING     DISTRIBUTED              PAID                RETURN(1)
----------------------------------------------------------------------------------------------------------------------
07/22/92-12/31/92                 $12.00          $12.72       $0.0020               $0.0790                6.67%
1993                               12.72           13.51        0.0440                0.1340                7.64
1994                               13.51           12.23        0.9720                0.1300               (1.28)
1995                               12.23           15.20        1.0555                0.1259               34.09
1996                               15.20           18.26        0.0811                0.0008               20.66
1997                               18.26           23.75        0.1661                  --                 31.01
1998                               23.75           29.49        0.5825                0.0034               26.78
1999                               29.49           33.97        0.6966                  --                 17.62
2000                               33.97           29.64        2.9116                0.5167               (2.94)
01/01/01-02/28/01                  29.64           27.84          --                    --                 (6.07)
----------------------------------------------------------------------------------------------------------------------
                                                     Totals:   $6.5114               $0.9898
----------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 02/28/01:      226.64%
----------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN(1)

                                          % RETURN WITHOUT DEDUCTING                % RETURN AFTER DEDUCTING
                                            MAXIMUM SALES CHARGE                     MAXIMUM SALES CHARGE
                                        --------------------------------         --------------------------------
                                                     CLASS                                    CLASS
                                            A*         B**         C***              A*          B**        C***
-----------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/01             (15.09)     (15.73)     (15.72)          (18.92)     (19.52)     (16.48)
-----------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/01                 14.79       13.93       13.93            13.74       13.69       13.93
-----------------------------------------------------------------------------------------------------------------
Commencement of Operations
   Through 03/31/01+                      14.88       13.97       13.70            14.21       13.74       13.70
-----------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates.

  * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

  + Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

     Note: The fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and may invest in PaineWebber mutual funds. For the six months ended February 28, 2001 and since inception, May 10, 1993 through February 28, 2001, Class Y shares had a total return of (11.35)% and 226.59%, respectively. For the one year and five year periods ended March 31, 2001 and since inception, May 10, 1993, though March 31, 2001. Class Y shares have an average annual return of (14.80)%, 15.12% and 15.20%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO OF INVESTMENTS                            FEBRUARY 28, 2001(UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                      --------------
COMMON STOCKS--100.09%

AGRICULTURE, FOOD & BEVERAGE--3.44%
    170,600       Archer-Daniels-Midland Co. .................   $    2,567,530
    112,000       Campbell Soup Co. ..........................        3,352,160
    655,400       Coca-Cola Co. ..............................       34,755,862
    112,400       Coca-Cola Enterprises, Inc.(1) .............        2,551,480
    143,200       Conagra, Inc. ..............................        2,818,176
     75,100       General Mills, Inc.(1) .....................        3,368,235
     92,100       Heinz, H. J. and Co. .......................        3,921,618
     36,300       Hershey Foods Corp. ........................        2,326,467
    108,900       Kellogg Co. ................................        2,895,651
    381,700       PepsiCo, Inc. ..............................       17,588,736
     34,700       Quaker Oats Co. ............................        3,383,944
    222,200       Sara Lee Corp. .............................        4,819,518
     40,200       Supervalue, Inc. ...........................          564,006
    177,200       Sysco Corp. ................................        4,830,472
    151,300       Unilever N.V ...............................        8,457,670
     30,200       Wrigley, Wm. Jr. Co. .......................        2,812,224
                                                                 --------------
                                                                    101,013,749
                                                                 --------------

AIRLINES--0.24%
     40,000       AMR Corp. ..................................        1,330,000
     32,700       Delta Air Lines, Inc. ......................        1,377,324
    197,450       Southwest Airlines Co. .....................        3,672,570
     18,100       US Airways Group, Inc.* ....................          747,530
                                                                 --------------
                                                                      7,127,424
                                                                 --------------

ALCOHOL--0.41%
    235,300       Anheuser-Busch Cos., Inc. ..................       10,282,610
     18,600       Brown Forman Corp. .........................        1,181,100
      9,700       Coors Adolph Co. ...........................          649,415
                                                                 --------------
                                                                     12,113,125
                                                                 --------------

APPAREL & RETAIL--0.40%
    225,600       Gap, Inc. ..................................        6,145,344
    114,200       Limited, Inc. ..............................        2,015,630
     14,900       Liz Claiborne, Inc. ........................          725,630
     36,600       Nordstrom, Inc. ............................          675,270
     74,900       TJX Cos., Inc. .............................        2,290,442
                                                                 --------------
                                                                     11,852,316
                                                                 --------------

APPAREL & TEXTILES--0.19%
     45,700       Cintas Corp. ...............................        1,643,057
     72,400       Nike, Inc. .................................        2,827,220
     32,300       V. F. Corp. ................................        1,165,707
                                                                 --------------
                                                                      5,635,984
                                                                 --------------

BANKS--8.44%
    103,700       AmSouth Bancorp ............................        1,806,454
    194,500       Bank of New York Co., Inc. .................       10,071,210
    306,100       Bank One Corp.(1) ..........................       10,796,147
    430,300       BankAmerica Corp. ..........................       21,493,485
    105,400       BB&T Corp.(1) ..............................        3,808,102
     57,200       Charter One Financial, Inc. ................        1,633,632
  1,329,400       Citigroup, Inc. ............................       65,379,892
     47,300       Comerica, Inc. .............................        3,010,645
    122,000       Fifth Third Bancorp (1) ....................        6,565,125
    260,000       First Union Corp.(1) .......................        8,416,200
    239,000       FleetBoston Financial Corp. ................        9,858,750
     73,200       Huntington Bancshares, Inc. ................        1,093,425
    501,860       J. P. Morgan Chase & Co. ...................       23,416,788
    114,300       KeyCorp ....................................        2,971,800
    128,200       Mellon Financial Corp. .....................        5,936,942
    162,000       National City Corp. ........................        4,406,400
     58,400       Northern Trust Corp. .......................        4,153,700
     37,500       Old Kent Financial Corp. ...................        1,490,250
     76,000       PNC Bank Corp. .............................        5,282,000
     62,000       Regions Financial Corp. ....................        1,860,000
     45,500       SouthTrust Corp. ...........................        1,925,219
     42,600       State Street Corp. .........................        4,279,170
     47,000       Summit Bancorp, Inc. .......................        1,974,000
     78,400       Suntrust Banks, Inc. .......................        5,153,232
     76,800       Synovus Financial Corp. ....................        2,136,576
    504,415       U.S. Bancorp (1) ...........................       11,702,416
     38,200       Union Planters Corp. .......................        1,453,892
     54,100       Wachovia Corp. .............................        3,415,874
    450,600       Wells Fargo & Co. ..........................       22,367,784
                                                                 --------------
                                                                    247,859,110
                                                                 --------------

BUSINESS SERVICES--0.04%
     48,600       Robert Half International, Inc.* ...........        1,169,316
                                                                 --------------

CHEMICALS--2.00%
     61,600       Air Products & Chemicals, Inc. .............        2,497,880
     23,000       Ashland, Inc. ..............................          892,630
     30,000       Avery Dennison Corp. .......................        1,590,000
    237,873       Dow Chemical Co. ...........................        7,804,613
    276,100       DuPont (E.I.) de Nemours & Co. .............       12,062,809
     21,800       Eastman Chemical Co. .......................        1,121,610
     34,800       Ecolab, Inc. ...............................        1,459,860
     36,300       Engelhard Corp. ............................          868,659
      9,000       FMC Corp.* .................................          690,840
     44,700       Goodyear Tire & Rubber Co. .................        1,139,850
     15,700       Great Lakes Chemical Corp. .................          519,827
     80,400       Illinois Tool Works, Inc. ..................        4,868,220
     26,100       Kerr-McGee Corp. ...........................        1,687,104
    103,900       Minnesota Mining & Manufacturing Co. .......       11,714,725
     46,200       PPG Industries, Inc.(1) ....................        2,360,820
     42,900       Praxair, Inc. ..............................        1,913,340
     59,800       Rohm & Haas Co. ............................        2,197,650
     23,300       Sealed Air Corp.* ..........................          912,195
     45,200       Sherwin-Williams Co. .......................        1,134,520

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                      --------------
COMMON STOCKS--(CONTINUED)
CHEMICALS--(CONCLUDED)
     29,300       Vulcan Materials Co. .......................   $    1,240,269
                                                                 --------------
                                                                     58,677,421
                                                                 --------------

COMPUTER HARDWARE--4.73%
     88,700       Apple Computer, Inc.* ......................        1,618,775
     51,200       Cabletron Systems, Inc.* ...................          688,640
  1,907,700       Cisco Systems, Inc.* .......................       45,188,644
    452,100       Compaq Computer Corp.(1) ...................        9,132,420
    686,800       Dell Computer Corp.* .......................       15,023,750
    580,100       EMC Corp. ..................................       23,064,776
     87,600       Gateway, Inc.* .............................        1,506,720
    525,100       Hewlett-Packard Co. ........................       15,149,135
     34,200       Lexmark International Group, Inc.* .........        1,778,400
     84,300       Network Appliance, Inc.* ...................        2,507,925
    151,200       Palm, Inc.* ................................        2,627,100
     68,500       Pitney Bowes, Inc. .........................        2,332,425
    854,200       Sun Microsystems, Inc.* ....................       16,977,225
    186,100       Xerox Corp.(1) .............................        1,124,044
                                                                 --------------
                                                                    138,719,979
                                                                 --------------

COMPUTER SOFTWARE--6.56%
     64,800       Adobe Systems, Inc. ........................        1,883,250
     66,100       BMC Software, Inc.* ........................        1,991,262
     72,600       BroadVision, Inc.* .........................          526,350
     50,200       Citrix Systems, Inc.* ......................        1,305,200
    155,200       Computer Associates International, Inc. ....        4,840,688
    101,100       Compuware Corp.* ...........................        1,042,594
    465,000       IBM Corp. ..................................       46,453,500
     55,200       Intuit, Inc.* ..............................        2,270,100
     21,900       Mercury Interactive Corp.(1)* ..............        1,378,331
  1,413,600       Microsoft Corp.* ...........................       83,402,400
     27,000       NCR Corp.* .................................        1,188,000
     95,200       Novell, Inc.* ..............................          565,250
  1,484,600       Oracle Systems Corp.* ......................       28,207,400
     75,000       Parametric Technology Corp.* ...............          998,438
     76,600       Peoplesoft, Inc.* ..........................        2,470,350
     35,900       Sabre Holdings Corp. .......................        1,548,008
    114,500       Siebel Systems, Inc.(1)* ...................        4,379,625
     86,400       Unisys Corp.* ..............................        1,415,232
    103,800       VERITAS Software Corp.* ....................        6,740,512
                                                                 --------------
                                                                    192,606,490
                                                                 --------------

CONSTRUCTION--0.15%
     17,200       Centex Corp. ...............................          707,952
     24,500       Fluor Corp.* ...............................          933,940
    121,500       Masco Corp. ................................        2,839,455
                                                                 --------------
                                                                      4,481,347
                                                                 --------------

CONSUMER DURABLES--0.16%
     23,600       Black & Decker Corp. .......................          979,636
     26,400       Grainger,W.W., Inc. ........................          924,264
     57,000       Leggett & Platt, Inc. ......................        1,102,380
     22,500       Maytag Corp. ...............................          753,750
     19,300       Whirlpool Corp. ............................        1,020,391
                                                                 --------------
                                                                      4,780,421
                                                                 --------------

DEFENSE & AEROSPACE--1.02%
    234,700       Boeing Co. .................................       14,598,340
     53,200       General Dynamics Corp. .....................        3,627,176
     28,200       Goodrich, B.F. Co. .........................        1,140,408
    114,700       Lockheed Martin Corp. ......................        4,296,662
     19,700       Northrop Grumman Corp. .....................        1,850,815
     91,300       Raytheon Co., Class B ......................        3,032,073
     34,700       TRW, Inc. ..................................        1,354,688
                                                                 --------------
                                                                     29,900,162
                                                                 --------------

DIVERSIFIED RETAIL--3.12%
    119,500       Costco Wholesale Corp.(1)* .................        4,989,125
     54,900       Federated Department Stores, Inc.* .........        2,654,415
     77,700       J. C. Penney Co., Inc. .....................        1,257,186
    136,300       K Mart Corp.* ..............................        1,274,405
     88,400       Kohls Corp.* ...............................        5,826,444
     81,000       May Department Stores Co. ..................        3,206,790
     90,500       Sears Roebuck & Co. ........................        3,715,025
    238,000       Target Corp. ...............................        9,282,000
  1,183,700       Wal-Mart Stores, Inc. ......................       59,291,533
                                                                 --------------
                                                                     91,496,923
                                                                 --------------

DRUGS & MEDICINE--9.58%
     35,100       Allergan, Inc.(1) ..........................        3,051,945
    346,800       American Home Products Corp. ...............       21,421,836
    273,600       Amgen, Inc.(1)* ............................       19,716,300
     39,500       Biogen, Inc.* ..............................        2,826,719
    517,400       Bristol-Myers Squibb Co. ...................       32,808,334
     78,000       Cardinal Health, Inc. ......................        7,917,000
     46,600       Forest Laboratories, Inc.* .................        3,240,098
     45,100       King Pharmaceuticals, Inc.* ................        2,070,090
    298,500       Lilly, Eli & Co. ...........................       23,718,810
     76,300       McKesson HBOC, Inc. ........................        2,218,804
     56,400       Medimmune, Inc.* ...........................        2,463,975
    609,900       Merck & Co., Inc. ..........................       48,913,980
  1,670,400       Pfizer, Inc. ...............................       75,168,000
    343,800       Pharmacia Corp. ............................       17,774,460
    387,100       Schering-Plough Corp. ......................       15,580,775
     22,000       Sigma-Aldrich Corp. ........................          957,000
     27,800       Watson Pharmaceuticals, Inc.* ..............        1,542,900
                                                                 --------------
                                                                    281,391,026
                                                                 --------------

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                      --------------
COMMON STOCKS--(CONTINUED)
ELECTRIC UTILITIES--2.47%

    129,900       AES Corp.* .................................   $    7,010,703
     36,700       Ameren Corp.(1) ............................        1,547,639
     84,100       American Electric Power, Inc.(1) ...........        3,998,114
     43,400       Cinergy Corp. ..............................        1,416,142
     37,900       CMS Energy Corp. ...........................        1,119,945
     56,300       Consolidated Edison, Inc.(1) ...............        2,075,781
     40,000       Constellation Energy Group, Inc. ...........        1,708,000
     62,700       Dominion Resources, Inc. ...................        4,110,612
     39,100       DTE Energy Co. .............................        1,419,721
    194,500       Duke Energy Corp. ..........................        7,925,875
     88,800       Edison International, Inc. .................        1,323,120
     59,400       Entergy Corp. ..............................        2,306,502
     83,400       Exelon Corp. ...............................        5,451,858
     62,400       FirstEnergy Corp. ..........................        1,757,808
     46,200       FPL Group, Inc. ............................        3,005,310
     35,000       GPU, Inc. ..................................        1,084,650
     46,300       Niagara Mohawk Holdings, Inc.* .............          795,434
     55,118       NiSource, Inc. .............................        1,578,028
    104,900       PG&E Corp. .................................        1,464,404
     23,700       Pinnacle West Capital Corp. ................        1,100,865
     38,600       PPL Corp. ..................................        1,763,634
     56,600       Public Service Enterprise Group, Inc. ......        2,536,246
     78,900       Reliant Energy, Inc. .......................        3,314,589
     56,400       Sempra Energy ..............................        1,260,540
    178,600       Southern Co. ...............................        5,527,670
     70,500       TXU Corp. ..................................        2,907,420
    107,840       Xcel Energy, Inc. ..........................        3,041,088
                                                                 --------------
                                                                     72,551,698
                                                                 --------------

ELECTRICAL EQUIPMENT--3.47%
    206,800       ADC Telecommunications, Inc.* ..............        2,300,650
    120,500       Agilent Technologies, Inc.(1)* .............        4,338,000
     43,800       Comverse Technology, Inc.* .................        3,282,262
    244,100       Corning, Inc. ..............................        6,615,110
     38,200       Danaher Corp. ..............................        2,423,408
     55,000       Dover Corp. ................................        2,109,800
     19,700       Eaton Corp. ................................        1,401,655
    211,500       Honeywell, Inc. ............................        9,879,165
     51,500       Jabil Circuit, Inc.* .......................        1,157,720
     24,400       Johnson Controls, Inc. .....................        1,622,112
     49,900       KLA-Tencor Corp.(1)* .......................        1,783,925
    887,300       Lucent Technologies, Inc. ..................       10,283,807
     13,000       Millipore Corp. ............................          682,500
     52,800       Molex, Inc. ................................        1,917,300
    580,600       Motorola, Inc. .............................        8,807,702
    821,400       Nortel Networks Corp. ......................       15,187,686
    198,300       Qualcomm, Inc.* ............................       10,869,319
     80,800       Sanmina Corp.* .............................        2,408,850
     43,000       Scientific-Atlanta, Inc. ...................        2,016,700
    169,300       Solectron Corp.* ...........................        4,613,425
     26,400       Tektronix, Inc. ............................          651,816
    109,200       Tellabs, Inc.* .............................        4,757,025
     47,000       Teradyne, Inc.(1)* .........................        1,467,810
     49,000       Thermo Electron Corp.* .....................        1,367,100
                                                                 --------------
                                                                    101,944,847
                                                                 --------------

ELECTRICAL POWER--0.50%
     74,600       Calpine Corp.* .............................        3,318,954
     26,900       Cooper Industries, Inc.(1) .................        1,156,700
    113,200       Emerson Electric Co. .......................        7,573,080
     21,700       Power-One, Inc.* ...........................          385,175
     49,600       Rockwell International Corp.(1) ............        2,279,616
                                                                 --------------
                                                                     14,713,525
                                                                 --------------

ENERGY RESERVES & PRODUCTION--5.51%
     24,900       Amerada Hess Corp. .........................        1,792,800
     66,000       Anadarko Petroleum Corp. ...................        4,125,000
     33,200       Apache Corp. ...............................        1,948,840
     57,900       Burlington Resources, Inc. .................        2,602,026
    169,600       Chevron Corp.(1) ...........................       14,527,936
     34,700       Devon Energy Corp.(1) ......................        1,977,900
     85,400       Dynegy, Inc., Class A ......................        4,013,800
    131,619       El Paso Corp. ..............................        9,252,816
    919,200       Exxon Mobil Corp. ..........................       74,501,160
     30,800       Kinder Morgan, Inc.(1) .....................        1,706,320
    101,200       Occidental Petroleum Corp. .................        2,427,788
     68,300       Phillips Petroleum Co.(1) ..................        3,641,073
     66,200       Progress Energy, Inc.* .....................        2,344,692
    566,700       Royal Dutch Petroleum Co., ADR .............       33,055,611
     39,900       Tosco Corp. ................................        1,597,995
     65,700       Unocal Corp. ...............................        2,316,582
                                                                 --------------
                                                                    161,832,339
                                                                 --------------

ENTERTAINMENT--0.96%
    155,800       Carnival Corp. .............................        5,194,372
    462,400       Viacom, Inc., Class B(1)* ..................       22,981,280
                                                                 --------------
                                                                     28,175,652
                                                                 --------------

ENVIRONMENTAL SERVICES--0.17%
     53,600       Allied Waste Industries, Inc.* .............          865,640
    164,300       Waste Management, Inc. .....................        4,168,291
                                                                 --------------
                                                                      5,033,931
                                                                 --------------

FINANCIAL SERVICES--7.33%
     27,800       Ambac Financial Group, Inc. ................        1,567,920
    351,700       American Express Co. .......................       15,432,596
     68,300       AON Corp.(1) ...............................        2,340,641
     52,200       Capital One Financial Corp. ................        2,884,050
    206,300       Cendant Corp.* .............................        2,698,404

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                      --------------
COMMON STOCKS--(CONTINUED)
FINANCIAL SERVICES--(CONCLUDED)
     71,900       CIT Group, Inc. ............................   $    1,660,890
     30,800       Countrywide Credit Industries, Inc. ........        1,362,284
    184,200       Federal Home Loan Mortgage Corp. ...........       12,129,570
    266,800       Federal National Mortgage Association ......       21,263,960
  2,623,000       General Electric Co. .......................      121,969,501
     25,200       H&R Block, Inc. ............................        1,242,360
    124,600       Household International, Inc. ..............        7,216,832
     72,700       Marsh & McLennan Cos., Inc. ................        7,778,900
    225,000       MBNA Corp. .................................        7,398,000
     44,400       Moody's Corp. ..............................        1,197,024
     75,500       Providian Financial Corp. ..................        3,775,755
     43,800       USA Education, Inc. ........................        3,176,814
                                                                 --------------
                                                                    215,095,501
                                                                 --------------

FOOD RETAIL--0.57%
    112,700       Albertson's, Inc. ..........................        3,273,935
    218,500       Kroger Co.(1)* .............................        5,296,440
    132,700       Safeway, Inc.* .............................        7,206,937
     39,500       Winn Dixie Stores, Inc. ....................        1,008,830
                                                                 --------------
                                                                     16,786,142
                                                                 --------------

FOREST PRODUCTS & PAPER--0.87%
     16,500       Bemis, Inc. ................................          561,330
     17,900       Boise Cascade Corp. ........................          574,232
     61,000       Georgia-Pacific Corp. ......................        1,830,610
    128,400       International Paper Co. ....................        4,835,544
    141,100       Kimberly Clark Corp. .......................       10,088,650
     29,300       Mead Corp. .................................          802,527
     46,300       Pactiv Corp.* ..............................          622,735
     14,500       Temple-Inland, Inc. ........................          690,055
     30,800       Westvaco Corp. .............................          807,268
     59,400       Weyerhaeuser Co. ...........................        3,192,156
     29,800       Willamette Industries, Inc. ................        1,385,104
                                                                 --------------
                                                                     25,390,211
                                                                 --------------

FREIGHT, AIR, SEA & LAND--0.11%
     76,700       FedEx Corp.* ...............................        3,139,331
                                                                 --------------

GAS UTILITY--0.07%
     36,800       Keyspan Corp. ..............................        1,433,360
     15,300       NICOR, Inc. ................................          566,100
                                                                 --------------
                                                                      1,999,460
                                                                 --------------

HEAVY MACHINERY--0.11%

     54,400       American Power Conversion Corp.* ...........          663,000
     63,400       Deere & Co. ................................        2,580,380
                                                                 --------------
                                                                      3,243,380
                                                                 --------------

HOTELS--0.23%
     32,900       Harrah's Entertainment, Inc.* ..............      $ 1,020,558
    103,600       Hilton Hotels Corp. ........................        1,109,556
     64,400       Marriott International, Inc. ...............        2,748,592
     52,700       Starwood Hotels & Resorts
                  Worldwide, Inc., Class B ...................        1,839,230
                                                                 --------------
                                                                      6,717,936
                                                                 --------------

HOUSEHOLD PRODUCTS--1.86%
     16,400       Alberto Culver Co. .........................          656,984
     63,700       Avon Products, Inc. ........................        2,704,702
     63,300       Clorox Co. .................................        2,276,268
    151,500       Colgate-Palmolive Co. ......................        8,946,075
     43,300       Fortune Brands, Inc. .......................        1,462,674
    279,300       Gillette Co.(1) ............................        9,080,043
     29,700       International Flavors and Fragrances .......          600,237
     72,300       Newell Rubbermaid, Inc. ....................        1,902,213
    344,900       Procter & Gamble Co. .......................       24,315,450
     81,900       Ralston Purina Co. .........................        2,553,642
                                                                 --------------
                                                                     54,498,288
                                                                 --------------

INDUSTRIAL PARTS--0.80%
     92,000       Caterpillar, Inc. ..........................        3,827,200
     49,400       Genuine Parts Co. ..........................        1,331,824
     43,800       Ingersoll Rand Co. .........................        1,898,730
     25,200       ITT Industries, Inc. .......................        1,021,860
     36,500       Pall Corp. .................................          834,755
     32,200       Parker-Hannifin Corp. ......................        1,385,566
     19,400       Snap-On, Inc. ..............................          549,020
     25,500       Stanley Works ..............................          887,400
     39,000       Textron, Inc. ..............................        2,066,220
    123,900       United Technologies Corp. ..................        9,653,049
                                                                 --------------
                                                                     23,455,624
                                                                 --------------

INDUSTRIAL SERVICES & SUPPLIES--0.86%
    463,200       Tyco International Ltd. ....................       25,313,880
                                                                 --------------

INFORMATION & COMPUTER SERVICES--1.70%
    166,800       Automatic Data Processing, Inc. ............        9,841,200
     40,900       Ceridian Corp.* ............................          827,407
     44,900       Computer Sciences Corp.* ...................        2,680,979
     41,300       Convergys Corp.* ...........................        1,749,468
    124,100       Electronic Data Systems Corp. ..............        7,921,303
     38,800       Equifax, Inc. ..............................        1,176,028
    104,600       First Data Corp. ...........................        6,460,096
     79,100       IMS Health, Inc. ...........................        2,127,790
     82,100       Interpublic Group Cos., Inc. ...............        3,086,960
     47,000       Omnicom Group, Inc. ........................        4,262,430
     98,900       Paychex, Inc. ..............................        3,949,819
     32,200       Quintiles Transnational Corp.* .............          579,600
     39,600       Symbol Technologies, Inc. ..................        1,835,460

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                      --------------
COMMON STOCKS--(CONTINUED)
INFORMATION & COMPUTER SERVICES--(CONCLUDED)
    148,000       Yahoo!, Inc.(1)* ...........................   $    3,524,250
                                                                 --------------
                                                                     50,022,790
                                                                 --------------

LEISURE--0.33%
     80,700       Eastman Kodak Co. ..........................        3,631,500
     80,800       Harley Davidson, Inc.(1) ...................        3,502,680
     52,000       Hasbro, Inc. ...............................          638,560
    115,500       Mattel, Inc. ...............................        1,958,880
                                                                 --------------
                                                                      9,731,620
                                                                 --------------

LIFE INSURANCE--0.94%
     39,200       Aetna, Inc.* ...............................        1,459,416
     69,900       AFLAC, Inc. ................................        4,205,184
     65,700       American General Corp. .....................        5,008,968
     40,300       CIGNA Corp. ................................        4,419,701
     87,700       Conseco, Inc.(1) ...........................        1,229,554
     50,800       Lincoln National Corp. .....................        2,228,596
    200,600       MetLife, Inc. ..............................        6,188,510
     33,700       Torchmark, Inc. ............................        1,172,086
     64,400       UNUM Provident Corp. .......................        1,685,348
                                                                 --------------
                                                                     27,597,363
                                                                 --------------

LONG DISTANCE & PHONE COMPANIES--5.50%
    997,500       AT&T Corp. .................................       22,942,500
    495,800       BellSouth Corp. ............................       20,803,768
     39,600       Centurytel, Inc. ...........................        1,141,272
    237,000       Global Crossing Ltd.(1)* ...................        3,846,510
    440,000       Qwest Communications International, Inc.* ..       16,266,800
    897,700       SBC Communications, Inc. ...................       42,820,290
    237,400       Sprint Corp. ...............................        5,308,264
    716,100       Verizon Communications .....................       35,446,950
    765,900       WorldCom, Inc. .............................       12,733,087
                                                                 --------------
                                                                    161,309,441
                                                                 --------------

MEDIA--3.14%
  1,146,350       AOL Time Warner, Inc.* .....................       50,473,791
    155,400       Clear Channel Communications* ..............        8,881,110
    240,000       Comcast Corp.* .............................       10,395,000
    552,500       Disney, Walt Co. ...........................       17,099,875
     81,500       Tribune Co.(1) .............................        3,308,900
     64,000       Univision Communications, Inc.,
                  Class A(1)* ................................        2,112,000
                                                                 --------------
                                                                     92,270,676
                                                                 --------------

MEDICAL PRODUCTS--3.54%
    409,300       Abbott Laboratories ........................       20,051,607
     63,500       Alza Corp.(1)* .............................        2,511,425
     55,900       Applera Corp. - Applied Biosystems Group ...        3,862,690
     14,800       Bard, C.R., Inc. ...........................          656,676
     14,900       Bausch & Lomb, Inc. ........................          800,428
     77,600       Baxter International, Inc. .................        7,146,184
     67,900       Becton, Dickinson & Co. ....................        2,443,042
     48,200       Biomet, Inc. ...............................        1,870,762
    109,600       Boston Scientific Corp.* ...................        1,807,304
     51,600       Chiron Corp.* ..............................        2,415,525
     81,700       Guidant Corp.* .............................        4,164,249
    367,500       Johnson & Johnson ..........................       35,768,775
    317,700       Medtronic, Inc. ............................       16,259,886
     23,000       St. Jude Medical, Inc.* ....................        1,290,760
     52,400       Stryker Corp. ..............................        2,942,260
                                                                 --------------
                                                                    103,991,573
                                                                 --------------

MEDICAL PROVIDERS--0.66%
    146,500       Columbia/HCA Healthcare Corp. ..............        5,801,400
    103,400       HEALTHSOUTH Corp.(1)* ......................        1,646,128
     47,800       Humana, Inc.* ..............................          645,300
     28,500       Manor Care, Inc.* ..........................          695,115
     84,100       Tenet Healthcare Corp. .....................        3,879,533
     83,900       UnitedHealth Group, Inc. ...................        4,969,397
     16,600       Wellpoint Health Networks, Inc.* ...........        1,640,910
                                                                 --------------
                                                                     19,277,783
                                                                 --------------

MINING & METALS--0.56%
     88,100       Alcan Aluminum Ltd. ........................        3,250,009
    230,200       Alcoa, Inc. ................................        8,231,952
     29,800       Allegheny Energy, Inc. .....................        1,414,010
     54,300       Inco Ltd.* .................................          971,427
     23,100       Nucor Corp. ................................        1,021,020
     23,200       Phelps Dodge Corp. .........................        1,067,200
     33,800       USX-U.S. Steel Group, Inc. .................          515,112
                                                                 --------------
                                                                     16,470,730
                                                                 --------------

MOTOR VEHICLES--0.90%
     48,300       DANA Corp.(1) ..............................          817,719
    154,700       Delphi Automotive Systems Corp. ............        2,170,441
    498,300       Ford Motor Co. .............................       13,857,723
    150,800       General Motors Corp.(1) ....................        8,040,656
     21,600       PACCAR, Inc. ...............................        1,001,700
     43,200       Visteon Corp. ..............................          622,080
                                                                 --------------
                                                                     26,510,319
                                                                 --------------

OIL & GAS--0.18%
     31,600       EOG Resources, Inc. ........................        1,377,760
     39,000       Nabors Industries, Inc.* ...................        2,211,300
     36,100       Noble Drilling Corp.* ......................        1,680,455
                                                                 --------------
                                                                      5,269,515
                                                                 --------------

OIL REFINING--1.23%
    166,800       Conoco, Inc. ...............................        4,803,840
    197,200       Enron Corp. ................................       13,508,200

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                      --------------
COMMON STOCKS--(CONTINUED)
OIL REFINING--(CONCLUDED)
     25,600       Sunoco, Inc. ...............................   $      850,944
    145,700       Texaco, Inc. ...............................        9,339,370
     85,000       USX-Marathon Group .........................        2,347,700
    125,900       Williams Cos., Inc. ........................        5,250,030
                                                                 --------------
                                                                     36,100,084
                                                                 --------------

OIL SERVICES--0.77%
     88,300       Baker Hughes, Inc.(1) ......................        3,461,360
    117,700       Halliburton Co. ............................        4,686,814
     27,400       Rowan Co., Inc.* ...........................          782,270
    151,600       Schlumberger Ltd. ..........................        9,664,500
     82,000       Transocean Sedco Forex, Inc. ...............        3,946,660
                                                                 --------------
                                                                     22,541,604
                                                                 --------------

OTHER INSURANCE--2.74%
    192,800       Allstate Corp. .............................        7,685,008
    614,900       American International Group, Inc. .........       50,298,820
     46,100       Chubb Corp. ................................        3,307,675
     43,800       Cincinnati Financial Corp. .................        1,612,388
     59,300       Hartford Financial Services Group, Inc. ....        3,786,305
     27,200       Jefferson-Pilot Corp. ......................        1,836,272
     26,600       Loews Corp. ................................        2,890,622
     26,100       MBIA, Inc. .................................        1,983,078
     28,300       MGIC Investment Corp. ......................        1,639,985
     19,400       Progressive Corp. ..........................        1,920,600
     36,500       SAFECO Corp. ...............................          793,875
     57,600       St. Paul Cos., Inc. ........................        2,666,304
                                                                 --------------
                                                                     80,420,932
                                                                 --------------

PRECIOUS METALS--0.14%
    123,300       Barrick Gold Corp. .........................        1,997,460
     62,500       Newmont Mining Corp. .......................        1,053,125
    113,600       Placer Dome, Inc.(1) .......................        1,064,432
                                                                 --------------
                                                                      4,115,017
                                                                 --------------

PUBLISHING--0.52%
     26,000       Deluxe Corp. ...............................          633,100
     35,600       Donnelley, R.R. & Sons Co. .................        1,055,540
     24,600       Dow Jones & Co., Inc. ......................        1,515,360
     70,600       Gannett, Inc. ..............................        4,669,484
     20,400       Harcourt General, Inc. .....................        1,143,216
     20,900       Knight Ridder, Inc. ........................        1,248,775
     52,600       McGraw-Hill Cos., Inc. .....................        3,101,296
     44,600       New York Times Co., Class A ................        1,971,320
                                                                 --------------
                                                                     15,338,091
                                                                 --------------

RAILROADS--0.37%
    105,900       Burlington Northern Santa Fe, Inc. .........        3,178,059
     60,200       CSX Corp. ..................................        2,013,088
    105,600       Norfolk Southern Corp. .....................        1,910,304
     66,500       Union Pacific Corp. ........................        3,653,510
                                                                 --------------
                                                                     10,754,961
                                                                 --------------

RESTAURANTS--0.53%
     33,700       Darden Restaurants, Inc. ...................          732,301
    346,300       McDonalds Corp. ............................       10,181,220
     49,500       Starbucks Corp.* ...........................        2,357,438
     39,500       Tricon Global Restaurants, Inc.* ...........        1,520,750
     31,900       Wendy's International, Inc. ................          789,525
                                                                 --------------
                                                                     15,581,234
                                                                 --------------

SECURITIES & ASSET MANAGEMENT--1.76%
     29,300       Bear Stearns & Co., Inc. ...................        1,528,874
    366,600       Charles Schwab Corp. .......................        7,661,940
     65,200       Franklin Resources, Inc. ...................        2,721,448
     63,300       Lehman Brothers Holdings, Inc.(1) ..........        4,345,545
    214,300       Merrill Lynch & Co., Inc. ..................       12,836,570
    296,700       Morgan Stanley Dean Witter & Co. ...........       19,324,071
     59,600       Stilwell Financial, Inc. ...................        1,901,240
     33,600       T. Rowe Price Group, Inc. ..................        1,199,100
                                                                 --------------
                                                                     51,518,788
                                                                 --------------

SEMICONDUCTOR--4.07%
     84,200       Advanced Micro Devices, Inc.* ..............        1,810,300
    105,700       Altera Corp.* ..............................        2,444,312
     94,900       Analog Devices, Inc.(1)* ...................        3,539,770
    215,200       Applied Materials, Inc.(1)* ................        9,092,200
     78,600       Applied Micro Circuits Corp.* ..............        2,102,550
     62,400       Broadcom Corp.(1)* .........................        3,073,200
     66,500       Conexant Systems, Inc.* ....................          814,625
  1,783,100       Intel Corp. ................................       50,929,794
    343,500       JDS Uniphase Corp.(1)* .....................        9,188,625
     84,100       Linear Technology Corp.(1) .................        3,332,462
     86,000       LSI Logic Corp.* ...........................        1,385,460
     75,600       Maxim Integrated Productions, Inc.* ........        3,487,050
    150,600       Micron Technology, Inc.* ...................        5,153,532
     49,000       National Semiconductor Corp.* ..............        1,000,580
     37,900       Novellus Systems, Inc.* ....................        1,463,888
     13,500       Perkinelmer, Inc. ..........................          988,470
     24,600       QLogic Corp.* ..............................          919,425
    458,400       Texas Instruments, Inc. ....................       13,545,720
     48,000       Vitesse Semiconductor Corp.* ...............        1,893,000
     87,800       Xilinx, Inc.(1)* ...........................        3,413,225
                                                                 --------------
                                                                    119,578,188
                                                                 --------------

SPECIALTY RETAIL--2.21%
     34,700       Autozone, Inc.* ............................          876,522
     75,900       Bed, Bath & Beyond, Inc.* ..................        1,869,037
     55,400       Best Buy Co., Inc.* ........................        2,269,184

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                      --------------
COMMON STOCKS--(CONTINUED)
SPECIALTY RETAIL--(CONCLUDED)
     56,700       Circuit City Stores, Inc. ..................   $      860,139
    104,200       CVS Corp. ..................................        6,356,200
     89,100       Dollar General Corp. .......................        1,657,260
    613,800       Home Depot, Inc. ...........................       26,086,500
    102,000       Lowe's Cos., Inc. ..........................        5,699,760
     83,400       Office Depot, Inc.* ........................          767,280
     49,900       Radioshack Corp. ...........................        2,135,720
    122,400       Staples, Inc.* .............................        1,820,700
     39,500       Tiffany & Co. ..............................        1,228,845
     55,400       Toys R Us, Inc.* ...........................        1,362,840
    268,800       Walgreen Co. ...............................       11,913,216
                                                                 --------------
                                                                     64,903,203
                                                                 --------------

TELECOMMUNICATIONS--0.04%
     75,800       Avaya, Inc.* ...............................        1,061,200
                                                                 --------------

THRIFT--0.35%
     42,300       Golden West Financial Corp. ................        2,320,155
    154,000       Washington Mutual, Inc.(1) .................        7,910,980
                                                                 --------------
                                                                     10,231,135
                                                                 --------------

TOBACCO--1.01%
    589,300       Philip Morris Cos., Inc. ...................       28,392,474
     45,900       UST, Inc. ..................................        1,323,756
                                                                 --------------
                                                                     29,716,230
                                                                 --------------

WIRELESS TELECOMMUNICATIONS--0.53%
     83,700       Alltel Corp. ...............................        4,494,690
    203,400       Nextel Communications, Inc.(1)* ............        4,894,312
    247,800       Sprint Corp.(1)* ...........................        6,239,604
                                                                 --------------
                                                                     15,628,606
                                                                 --------------
Total Common Stocks (cost--$2,730,661,318) ...................    2,938,657,621
                                                                 --------------
Total Investments
  (cost--$2,730,661,318)--100.09% ............................    2,938,657,621
Liabilities in excess of other assets--(0.09)% ...............       (2,524,237)
                                                                 --------------
Net Assets--100.00% ..........................................   $2,936,133,384
                                                                 ==============

--------------
(1) Security, or portion thereof, was on loan at February 28, 2001.
*   Non-income producing security.

ADR American Depository Receipt


                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                 FEBRUARY 28, 2001(UNAUDITED)

ASSETS
Investments in securities, at value (cost--$2,730,661,318) ..................... $2,938,657,621
Investments of cash collateral received for securities loaned, at value
(cost--$172,205,500) ...........................................................    172,205,500
Receivable for shares of beneficial interest sold ..............................     12,969,961
Dividends receivable ...........................................................      4,038,122
Other assets ...................................................................        794,477
                                                                                 --------------
Total assets ...................................................................  3,128,665,681
                                                                                 --------------

LIABILITIES
Collateral for securities loaned ...............................................    172,205,500
Payable for investments purchased ..............................................      8,643,363
Payable for shares of beneficial interest repurchased ..........................      5,376,846
Payable to affiliates ..........................................................      2,722,841
Payable to custodian ...........................................................      2,665,621
Accrued expenses and other liabilities .........................................        918,126
                                                                                 --------------
Total liabilities ..............................................................    192,532,297
                                                                                 --------------

NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized) ............  2,738,008,811
Accumulated undistributed net investment income ................................      1,277,412
Distributions in excess of net realized gains from investment transactions .....    (11,149,142)
Net unrealized appreciation of investments .....................................    207,996,303
                                                                                 --------------
Net assets ..................................................................... $2,936,133,384
                                                                                 ==============
CLASS A:
Net assets ..................................................................... $  881,980,738
                                                                                 --------------
Shares outstanding .............................................................     31,359,095
                                                                                 --------------
Net asset value and redemption value per share .................................         $28.13
                                                                                         ======
Maximum offering price per share (net asset value plus sales charge of 4.50%
of offering price) .............................................................         $29.46
                                                                                         ======

CLASS B:
Net assets ..................................................................... $1,002,726,490
                                                                                 --------------
Shares outstanding .............................................................     36,265,966
                                                                                 --------------
Net asset value, offering price and redemption value per share .................         $27.65
                                                                                         ======

CLASS C:
Net assets ..................................................................... $  819,234,771
                                                                                 --------------
Shares outstanding .............................................................     29,425,346
                                                                                 --------------
Net asset value and offering price per share ...................................         $27.84
                                                                                         ======

CLASS Y:
Net assets ..................................................................... $  232,191,385
                                                                                 --------------
Shares outstanding .............................................................      8,182,464
                                                                                 --------------
Net asset value, offering price and redemption value per share .................         $28.38
                                                                                         ======

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                       FOR THE
                                                                                   SIX MONTHS ENDED
                                                                                     FEBRUARY 28,
                                                                                         2001
                                                                                      (UNAUDITED)
                                                                                   ----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $11,536) ..........................     $  12,038,856
Interest .......................................................................        26,978,868
                                                                                     -------------
                                                                                        39,017,724
                                                                                     -------------

EXPENSES:
Investment advisory and administration .........................................         6,676,344
Service fees--Class A ..........................................................         1,080,840
Service and distribution fees--Class B .........................................         5,183,427
Service and distribution fees--Class C .........................................         4,158,704
Custody and accounting .........................................................           893,468
Transfer agency ................................................................           888,338
Federal and state registration .................................................           230,168
Reports and notices to shareholders ............................................           154,314
Professional fees ..............................................................            72,303
Interest expense ...............................................................            13,991
Trustees' fees .................................................................             6,750
Other expenses .................................................................           121,715
                                                                                     -------------
                                                                                        19,480,362
Less: Fee waiver from adviser ..................................................          (142,166)
                                                                                     -------------
Net expenses ...................................................................        19,338,196
                                                                                     -------------
Net investment income ..........................................................        19,679,528
                                                                                     -------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions ................................         2,674,934
Net change in unrealized appreciation/depreciation of investments ..............      (396,081,781)
                                                                                     -------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES ..................      (393,406,847)
                                                                                     -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................     $(373,727,319)
                                                                                     =============

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               FOR THE
                                                                                            SIX MONTHS ENDED     FOR THE YEAR
                                                                                           FEBRUARY 28, 2001        ENDED
                                                                                               (UNAUDITED)      AUGUST 31, 2000
                                                                                           -----------------    --------------
FROM OPERATIONS:
Net investment income ...............................................................       $   19,679,528       $   35,935,348
Net realized gains from investment transactions .....................................            2,674,934          274,200,450
Net change in unrealized appreciation/depreciation of investments ...................         (396,081,781)          48,680,000
                                                                                           -----------------    --------------
Net increase (decrease) in net assets resulting from operations .....................         (373,727,319)         358,815,798
                                                                                           -----------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A ......................................................          (19,700,710)            (457,809)
Net investment income--Class B ......................................................          (16,037,085)                  --
Net investment income--Class C ......................................................          (12,780,032)                  --
Net investment income--Class Y ......................................................           (5,223,546)            (134,697)
Net realized gains from investment transactions--Class A ............................          (74,388,002)         (15,787,602)
Net realized gains from investment transactions--Class B ............................          (90,667,138)         (21,276,711)
Net realized gains from investment transactions--Class C ............................          (72,015,370)        ( 16,640,608)
Net realized gains from investment transactions--Class Y ............................          (17,509,644)          (3,096,714)
                                                                                           -----------------    --------------
Total dividends and distributions to shareholders ...................................         (308,321,527)         (57,394,141)
                                                                                           -----------------    --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ................................................          606,920,905         883,445,360
Cost of shares repurchased ..........................................................         (307,762,992)        (749,724,431)
Proceeds from dividends reinvested ..................................................          293,322,033          54,372,714
                                                                                           -----------------    --------------
Net increase in net assets from beneficial interest transactions ....................          592,479,946         188,093,643
                                                                                           -----------------    --------------
Net increase (decrease) in net assets ...............................................          (89,568,900)         489,515,300
NET ASSETS:
Beginning of period .................................................................        3,025,702,284        2,536,186,984
                                                                                           -----------------    --------------
End of period (including undistributed net investment income of $1,277,412 and
$35,339,257, respectively) ..........................................................       $2,936,133,384       $3,025,702,284
                                                                                           -----------------    --------------
                                                                                           -----------------    --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Tactical Allocation Fund (the "Fund") is a series of PaineWebber Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

     Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B, and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, the investment adviser and administrator of the Fund. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. (Mitchell Hutchins Asset Management Inc. changed its name to Brinson Advisors, Inc. effective May 1, 2001). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Trust's board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Brinson Advisors.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Brinson Advisors, under which Brinson Advisors serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Brinson Advisors an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At February 28, 2001, the Fund owed Brinson Advisors $1,069,587 in investment advisory and administration fees. Brinson Advisors waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended February 28, 2001, Brinson Advisors waived $142,166.

     For the six months ended February 28, 2001, the Fund did not pay any brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber").

DISTRIBUTION PLANS

     Brinson Advisors is the distributor of the Fund's shares and has appointed UBS PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Brinson Advisors monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 2001, the Fund owed Brinson Advisors $1,643,938 in service and distribution fees.

     Brinson Advisors also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Brinson Advisors has informed the Fund that for the six months ended February 28, 2001, it earned $3,503,994 in sales charges.

TRANSFER AGENCY SERVICE FEES

     UBS PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the six months ended February 28, 2001, UBS PaineWebber received from PFPC, Inc., not the Fund, approximately 55% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

     The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended February 28, 2001, the Fund earned $600,347 for lending its securities and UBS PaineWebber earned $214,630 in compensation as the Fund's lending agent. At February 28, 2001, the Fund owed UBS PaineWebber $9,316 in compensation.

     As of February 28, 2001, the Fund held cash and/or cash equivalents having an aggregate value of $172,205,500 as collateral for portfolio securities loaned having a market value of $163,997,620. The cash collateral was invested in the following money market funds:

          NUMBER OF
           SHARES                                                                                              VALUE
         -----------                                                                                        ------------
           8,924,901     AIM Liquid Assets Portfolio .................................................      $  8,924,901
          28,812,470     Mitchell Hutchins Private Money Market Fund LLC .............................        28,812,470
         111,614,347     Provident Temporary Cash Portfolio ..........................................       111,614,347
          22,853,782     Scudder Institutional Fund Inc. .............................................        22,853,782
                                                                                                            ------------
         Total investments of cash collateral for securities loaned (cost--$172,205,500) .............      $172,205,500
                                                                                                            ------------
                                                                                                            ------------

BANK LINE OF CREDIT

     The Fund may borrow up to $10 million under a short-term unsecured line of credit with the Fund's custodian ("Line of Credit") and may participate with other funds managed by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for, temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

     Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 28, 2001, the Fund had an average daily amount of borrowing outstanding under the Line of Credit of $1,489,184 with a related weighted average annualized interest rate of 6.65%.

INVESTMENT IN SECURITIES

     For federal income tax purposes, the cost of securities owned at February 28, 2001 was substantially the same as the cost of securities for financial statement purposes.

      At February 28, 2001, the components of net unrealized appreciation of investments were as follows:

         Gross appreciation (investments having an excess of value over cost) ........................     $ 349,893,046
         Gross depreciation (investments having an excess of cost over value) ........................      (141,896,743)
                                                                                                           -------------
         Net unrealized appreciation of investments ..................................................     $ 207,996,303
                                                                                                           -------------
                                                                                                           -------------

     For the six months ended February 28, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

         Purchases ...................................................................................   $1,899,384,770
         Sales .......................................................................................   $  868,494,428

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                               CLASS A                         CLASS B
                                                     --------------------------      --------------------------
                                                        SHARES        AMOUNT            SHARES        AMOUNT
                                                     ----------   -------------      ----------   -------------
SIX MONTHS ENDED FEBRUARY 28, 2001:
Shares sold ....................................      7,561,411   $ 240,226,977       4,976,595   $ 153,902,599
Shares repurchased .............................     (3,563,505)   (115,044,299)     (3,167,963)   (100,681,340)
Shares converted from Class B to Class A .......         68,544       2,248,196         (69,022)     (2,248,196)
Dividends reinvested ...........................      2,934,450      90,204,974       3,282,028      99,379,800
                                                     ----------   -------------      ----------   -------------
Net Increase ...................................      7,000,900   $ 217,635,848       5,021,638   $ 150,352,863
                                                     ==========   =============      ==========   =============

YEAR ENDED AUGUST 31, 2000:
Shares sold ....................................      8,903,032   $ 299,120,599       7,934,947   $ 261,530,276
Shares repurchased .............................     (7,719,643)   (259,521,614)     (7,393,283)   (242,104,550)
Shares converted from Class B to Class A .......        607,819      20,231,362        (616,542)    (20,231,362)
Dividends reinvested ...........................        464,362      15,430,750         602,857      19,761,597
                                                     ----------   -------------      ----------   -------------
Net Increase ...................................      2,255,570   $  75,261,097         527,979   $  18,995,961
                                                     ==========   =============      ==========   =============
                                                               CLASS C                         CLASS Y
                                                     --------------------------      --------------------------
                                                        SHARES        AMOUNT            SHARES        AMOUNT
                                                     ----------   -------------      ----------   -------------
SIX MONTHS ENDED FEBRUARY 28, 2001:
Shares sold ....................................      4,659,949   $ 144,887,431       2,163,955   $  67,903,898
Shares repurchased .............................     (2,618,353)    (83,928,208)       (249,616)     (8,109,145)
Shares converted from Class B to Class A .......         --              --              --              --
Dividends reinvested ...........................      2,664,967      81,254,820         725,474      22,482,439
                                                     ----------   -------------      ----------   -------------
Net Increase ...................................      4,706,563   $ 142,214,043       2,639,813   $  82,277,192
                                                     ==========   =============      ==========   =============

YEAR ENDED AUGUST 31, 2000:
Shares sold ....................................      6,783,889   $ 225,558,900       2,868,207   $  97,235,585
Shares repurchased .............................     (5,927,604)   (197,982,074)     (1,481,463)    (50,116,193)
Shares converted from Class B to Class A .......         --              --              --              --
Dividends reinvested ...........................        484,157      15,967,532          95,992       3,212,835
                                                     ----------   -------------      ----------   -------------
Net Increase ...................................      1,340,442   $  43,544,358       1,482,736   $  50,332,227
                                                     ==========   =============      ==========   =============

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                      CLASS A
                                                  ------------------------------------------------------------------------
                                                    FOR THE
                                                  SIX MONTHS
                                                     ENDED
                                                  FEBRUARY 28,                FOR THE YEARS ENDED AUGUST 31,
                                                      2001       ---------------------------------------------------------
                                                  (UNAUDITED)        2000        1999        1998        1997       1996
                                                  -----------    ----------    --------    --------    --------    -------
Net asset value, beginning of period ..........   $    35.59     $    31.79    $  23.55    $  22.23    $  16.15    $ 14.86
                                                  ----------     ----------    --------    --------    --------    -------
Net investment income (loss) ..................         0.28@          0.60@       0.15        0.15        0.18@      0.18
Net realized and unrealized gains
  (losses) from investments ...................        (4.06)@         3.92@       8.84        1.47        6.12@      2.31
                                                  ----------     ----------    --------    --------    --------    -------
Net increase (decrease) from investment
  operations ..................................        (3.78)          4.52        8.99        1.62        6.30       2.49
                                                  ----------     ----------    --------    --------    --------    -------
Dividends from net investment income ..........        (0.77)         (0.02)      (0.17)      (0.12)      (0.14)     (0.14)
Distributions from net realized gains
  from investment transactions ................        (2.91)         (0.70)      (0.58)      (0.18)      (0.08)     (1.06)
                                                  ----------     ----------    --------    --------    --------    -------
Total dividends and distributions to
  shareholders ................................        (3.68)         (0.72)      (0.75)      (0.30)      (0.22)     (1.20)
                                                  ----------     ----------    --------    --------    --------    -------
Net asset value, end of period ................   $    28.13     $    35.59    $  31.79    $  23.55    $  22.23    $ 16.15
                                                  ==========     ==========    ========    ========    ========    =======
Total investment return(1) ....................       (11.49)%        14.37%      38.65%       7.31%      39.26%     17.35%
                                                  ==========     ==========    ========    ========    ========    =======
Ratios/supplemental data:
Net assets, end of period (000's) .............   $  881,981     $  866,956    $702,580    $340,245    $170,759    $23,551
Expenses to average net assets, net
  of waivers from adviser(2) ..................         0.85%*         0.84%       0.84%       0.95%       0.99%      1.17%
Expenses to average net assets, before
  waivers from adviser ........................         0.86%*         0.84%       0.84%       0.95%       0.99%      1.17%
Net investment income (loss) to average
  net assets, net of waivers from adviser(2) ..         1.78%*         1.77%       0.56%       0.74%       0.88%      1.12%
Net investment income (loss) to average
  net assets, before waivers from adviser .....         1.77%*         1.77%       0.56%       0.74%       0.88%      1.12%
Portfolio turnover ............................           41%           122%          6%         33%          6%         6%


                                                                                      CLASS B
                                                  -------------------------------------------------------------------------
                                                    FOR THE                                                        FOR THE
                                                  SIX MONTHS                                                       PERIOD
                                                     ENDED                                                       JANUARY 30,
                                                  FEBRUARY 28,           FOR THE YEARS ENDED AUGUST 31,           1996+ TO
                                                      2001       ---------------------------------------------    AUGUST 31,
                                                  (UNAUDITED)        2000        1999        1998        1997        1996
                                                  -----------    ----------    --------    --------    --------    ---------
Net asset value, beginning of period ..........   $    34.92     $    31.41    $  23.32    $  22.08    $  16.13    $ 15.54
                                                  ----------     ----------    --------    --------    --------    -------
Net investment income (loss) ..................         0.16@          0.33@      (0.04)       --         0.03@       0.02
Net realized and unrealized gains
  (losses) from investments ...................        (4.00)@         3.88@       8.73        1.43       6.09@       0.57
                                                  ----------     ----------    --------    --------    --------    -------
Net increase (decrease) from investment
  operations ..................................        (3.84)          4.21        8.69        1.43        6.12       0.59
                                                  ----------     ----------    --------    --------    --------    -------
Dividends from net investment income ..........        (0.52)          --         (0.02)      (0.01)      (0.09)      --
Distributions from net realized gains
  from investment transactions ................        (2.91)         (0.70)      (0.58)      (0.18)      (0.08)      --
                                                  ----------     ----------    --------    --------    --------    -------
Total dividends and distributions to
  shareholders ................................        (3.43)         (0.70)      (0.60)      (0.19)      (0.17)      --
                                                  ----------     ----------    --------    --------    --------    -------
Net asset value, end of period ................   $    27.65     $    34.92    $  31.41    $  23.32    $  22.08    $ 16.13
                                                  ==========     ==========    ========    ========    ========    =======
Total investment return(1) ....................       (11.86)%        13.54%      37.61%       6.49%      38.14%      3.80%
                                                  ==========     ==========    ========    ========    ========    =======
Ratios/supplemental data:
Net assets, end of period (000's) .............   $1,002,726     $1,091,107    $964,933    $483,068    $239,836    $28,495
Expenses to average net assets, net
  of waivers from adviser(2) ..................         1.61%*         1.60%       1.59%       1.71%       1.74%      1.84%*
Expenses to average net assets, before
  waivers from adviser ........................         1.62%*         1.60%       1.59%       1.71%       1.74%      1.84%*
Net investment income (loss) to average
  net assets, net of waivers from adviser(2) ..         1.05%*         1.00%      (0.20)%     (0.02)%      0.13%      0.47%*
Net investment income (loss) to average
  net assets, before waivers from adviser .....         1.04%*         1.00%      (0.20)%     (0.02)%      0.13%      0.47%*
Portfolio turnover ............................           41%           122%          6%         33%          6%         6%

--------------
+    Commencement of issuance of shares.

*    Annualized.

@    Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the years ended August 31, 2000 and August 31, 1999, Brinson Advisors waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

22                                                                            23

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                      CLASS C
                                                  ------------------------------------------------------------------------
                                                    FOR THE
                                                  SIX MONTHS
                                                     ENDED
                                                  FEBRUARY 28,                FOR THE YEARS ENDED AUGUST 31,
                                                      2001         -------------------------------------------------------
                                                  (UNAUDITED)        2000        1999        1998        1997       1996
                                                  -----------      --------    --------    --------    --------    -------
Net asset value, beginning of period ..........     $  35.14       $  31.60    $  23.45    $  22.18    $  16.12    $ 14.87
                                                    --------       --------    --------    --------    --------    -------
Net investment income (loss) ..................         0.17@          0.34@      (0.06)      (0.01)       0.03@      0.06
Net realized and unrealized gains (losses)
  from investments ............................        (4.04)@         3.90@       8.79        1.45        6.11@      2.32
                                                    --------       --------    --------    --------    --------    -------
Net increase (decrease) from investment
  operations ..................................        (3.87)          4.24        8.73        1.44        6.14       2.38
                                                    --------       --------    --------    --------    --------    -------
Dividends from net investment income ..........        (0.52)           --        (0.00)#       --          --       (0.07)
Distributions from net realized gains from
  investment transactions .....................        (2.91)         (0.70)      (0.58)      (0.17)      (0.08)     (1.06)
                                                    --------       --------    --------    --------    --------    -------
Total dividends and distributions to
  shareholders ................................        (3.43)         (0.70)      (0.58)      (0.17)      (0.08)     (1.13)
                                                    --------       --------    --------    --------    --------    -------
Net asset value, end of period ................     $  27.84       $  35.14    $  31.60    $  23.45    $  22.18    $ 16.12
                                                    ========       ========    ========    ========    ========    =======
Total investment return(1) ....................       (11.87)%        13.55%      37.58%       6.49%      38.20%     16.52%
                                                    ========       ========    ========    ========    ========    =======
Ratios/supplemental data:
Net assets, end of period (000's) .............     $819,235       $868,545    $738,781    $397,767    $233,044    $73,630
Expenses to average net assets, net of
  waivers from adviser(2) .....................         1.60%*         1.60%       1.60%       1.70%       1.75%      1.95%
Expenses to average net assets, before
  waivers from adviser ........................         1.61%*         1.60%       1.60%       1.70%       1.75%      1.95%
Net investment income (loss) to average net
  assets, net of waivers from adviser(2) ......         1.06%*         1.01%      (0.20)%     (0.01)%      0.14%      0.35%
Net investment income (loss) to average net
  assets, before waivers from adviser .........         1.05%*         1.01%      (0.20)%     (0.01)%      0.14%      0.35%
Portfolio turnover ............................           41%           122%          6%         33%          6%         6%


                                                                                      CLASS Y
                                                  ------------------------------------------------------------------------
                                                    FOR THE
                                                  SIX MONTHS
                                                     ENDED
                                                  FEBRUARY 28,                FOR THE YEARS ENDED AUGUST 31,
                                                      2001         -------------------------------------------------------
                                                  (UNAUDITED)        2000        1999        1998        1997       1996
                                                  -----------      --------    --------    --------    --------    -------
Net asset value, beginning of period ..........     $  35.92       $  31.99    $  23.68    $  22.33    $  16.20    $ 14.88
                                                    --------       --------    --------    --------    --------    -------
Net investment income (loss) ..................         0.33@          0.71@       0.22        0.21        0.23@      0.30
Net realized and unrealized gains (losses)
  from investments ............................       (4.09)@          3.95@       8.91        1.49        6.13@      2.24
                                                    --------       --------    --------    --------    --------    -------
Net increase (decrease) from investment
  operations ..................................        (3.76)          4.66        9.13        1.70        6.36       2.54
                                                    --------       --------    --------    --------    --------    -------
Dividends from net investment income ......            (0.87)         (0.03)      (0.24)      (0.17)      (0.15)     (0.16)
Distributions from net realized gains from
  investment transactions .....................        (2.91)         (0.70)      (0.58)      (0.18)      (0.08)     (1.06)
                                                    --------       --------    --------    --------    --------    -------
Total dividends and distributions to
  shareholders ................................        (3.78)         (0.73)      (0.82)      (0.35)      (0.23)     (1.22)
                                                    --------       --------    --------    --------    --------    -------
Net asset value, end of period ................     $  28.38       $  35.92    $  31.99    $  23.68    $  22.33    $ 16.20
                                                    ========       ========    ========    ========    ========    =======
Total investment return(1) ....................       (11.35)%        14.72%      39.03%       7.62%      39.55%     17.70%
                                                    ========       ========    ========    ========    ========    =======
Ratios/supplemental data:
Net assets, end of period (000's) .............     $232,191       $199,095    $129,893    $ 74,872    $ 36,467    $12,803
Expenses to average net assets, net of
  waivers from adviser(2) .....................         0.56%*         0.56%       0.58%       0.67%       0.74%      0.95%
Expenses to average net assets, before
  waivers from adviser ........................         0.57%*         0.56%       0.58%       0.67%       0.74%      0.95%
Net investment income (loss) to average net
  assets, net of waivers from adviser(2) ......         2.05%*         2.09%       0.82%       1.03%       1.16%      1.38%
Net investment income (loss) to average net
  assets, before waivers from adviser .........         2.04%*         2.09%       0.82%       1.03%       1.16%      1.38%
Portfolio turnover ............................           41%           122%          6%         33%          6%         6%

--------------
*    Annualized.

@    Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the years ended August 31, 2000 and August 31, 1999, Brinson Advisors waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

#    Actual amount is less than $0.005.

24                                                                            25

DIRECTORS/TRUSTEES
E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

T. Kirkham Barneby
VICE PRESIDENT

INVESTMENT ADVISOR, ADMINISTRATOR AND DISTRIBUTOR
Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                           [UBS|PaineWebber-TM- LOGO]
                          -C-2001 UBS PaineWebber Inc.
                               All rights reserved
                                   Member SIPC
                  UBS PaineWebber is a service mark of UBS AG.

TACTICAL ALLOCATION FUND

FEBRUARY 28, 2001

SEMIANNUAL REPORT


www.ubspainewebber.com                               [UBS|PaineWebber-TM- LOGO]